Schedule of Investments (unaudited)	iShares® MSCI Global Energy Producers ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Argentina — 0.0%
YPF SA, ADR(a)	7,735	$36,354

Australia — 2.0%
Beach Energy Ltd.	67,158	65,780
Cooper Energy Ltd.(a)	61,425	13,033
New Hope Corp. Ltd.	16,926	18,988
Oil Search Ltd.	78,442	220,377
Paladin Energy Ltd.(a)	89,180	33,989
Santos Ltd.	74,529	389,527
Washington H Soul Pattinson & Co. Ltd.	4,303	98,145
Whitehaven Coal Ltd.(a)	35,061	42,583
Woodside Petroleum Ltd.	38,129	641,815
		1,524,237
Austria — 0.4%
OMV AG	5,824	332,227

Brazil — 1.2%
3R Petroleum Oleo Gas SA(a)	1,274	10,015
Enauta Participacoes SA	4,095	12,100
Petro Rio SA(a)	24,222	91,698
Petroleo Brasileiro SA	147,966	756,623
		870,436
Canada — 7.3%
Advantage Energy Ltd.(a)	7,397	24,676
ARC Resources Ltd.	27,209	209,239
Birchcliff Energy Ltd.	10,738	31,466
Cameco Corp.	15,743	309,504
Canacol Energy Ltd.	6,032	16,677
Canadian Natural Resources Ltd.	46,865	1,643,311
Cenovus Energy Inc.	52,052	434,754
Crescent Point Energy Corp.	20,748	86,905
Denison Mines Corp.(a)	29,939	38,661
Energy Fuels Inc./Canada(a)	5,551	36,025
Enerplus Corp.	10,283	69,373
Freehold Royalties Ltd.	3,913	29,249
Imperial Oil Ltd.	10,192	342,616
MEG Energy Corp.(a)	10,920	75,840
NexGen Energy Ltd.(a)	13,468	64,885
Paramount Resources Ltd., Class A(a)	2,912	34,976
Parex Resources Inc.(a)	5,187	90,683
Peyto Exploration & Development Corp.	6,487	30,877
PrairieSky Royalty Ltd.	7,917	87,031
Suncor Energy Inc.	60,515	1,405,613
Tourmaline Oil Corp.	11,102	270,646
Vermilion Energy Inc.(a)	6,188	47,945
Whitecap Resources Inc.	22,314	112,858
		5,493,810
China — 1.3%
China Shenhua Energy Co. Ltd., Class A	18,200	57,224
China Shenhua Energy Co. Ltd., Class H	138,000	312,540
Guanghui Energy Co. Ltd., Class A(a)	9,100	4,626
Inner Mongolia Yitai Coal Co. Ltd., Class B	45,500	29,010
Perennial Energy Holdings Ltd.	30,000	11,647
PetroChina Co. Ltd., Class A	49,500	35,967
PetroChina Co. Ltd., Class H	822,000	336,134
Shaanxi Coal Industry Co. Ltd., Class A	20,800	38,894
Shanxi Coking Coal Energy Group Co. Ltd., Class A	9,110	9,699
Security	Shares	Value

China (continued)
Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A	9,100	$14,846
Shanxi Meijin Energy Co. Ltd., Class A(a)	9,100	10,730
Yanzhou Coal Mining Co. Ltd., Class A	9,100	19,370
Yanzhou Coal Mining Co. Ltd., Class H	58,000	77,363
		958,050
Colombia — 0.2%
Ecopetrol SA	197,470	116,629

Finland — 1.5%
Neste OYJ	16,744	1,100,298

France — 6.1%
TOTAL SE	99,190	4,597,189

Greece — 0.1%
Hellenic Petroleum SA	2,535	19,404
Motor Oil Hellas Corinth Refineries SA(b)	2,527	41,784
		61,188
Hungary — 0.2%
MOL Hungarian Oil & Gas PLC(a)	16,107	130,276

India — 5.4%
Bharat Petroleum Corp. Ltd.	34,034	221,526
Coal India Ltd.	61,061	124,411
Hindustan Petroleum Corp. Ltd.	27,027	104,008
Indian Oil Corp. Ltd.	76,895	115,950
Oil & Natural Gas Corp. Ltd.	100,737	157,698
Oil India Ltd.	10,738	19,601
Reliance Industries Ltd.	69,073	2,050,641
Reliance Industries Ltd., GDR(c)	21,884	1,261,613
		4,055,448
Indonesia — 0.3%
Adaro Energy Tbk PT	582,400	48,500
Bukit Asam Tbk PT	139,100	21,517
Indo Tambangraya Megah Tbk PT	18,200	16,459
Medco Energi Internasional Tbk PT(a)	309,412	14,931
Sugih Energy Tbk PT(a)(d)	206,700	724
United Tractors Tbk PT	66,300	104,632
		206,763
Israel — 0.1%
Equital Ltd.(a)	820	23,082
Naphtha Israel Petroleum Corp. Ltd.(a)(b)	1,275	6,026
Oil Refineries Ltd.(a)	71,188	19,693
Paz Oil Co. Ltd.	364	46,390
		95,191
Italy — 1.7%
Eni SpA	100,100	1,225,200
Saras SpA(a)	24,661	21,379
		1,246,579
Japan — 1.4%
Cosmo Energy Holdings Co. Ltd.	2,036	42,075
ENEOS Holdings Inc.	122,100	501,485
Idemitsu Kosan Co. Ltd.	8,268	193,998
Inpex Corp.	40,600	277,200
Japan Petroleum Exploration Co. Ltd.	1,300	23,270
		1,038,028
Netherlands — 7.7%
Royal Dutch Shell PLC, Class A	162,890	3,108,443

Schedule of Investments (unaudited) (continued)	iShares® MSCI Global Energy Producers ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Netherlands (continued)
Royal Dutch Shell PLC, Class B	146,965	$2,672,006
		5,780,449
Norway — 1.1%
BW Energy Ltd.(a)	2,912	8,332
DNO ASA(a)	17,745	18,745
Equinor ASA	38,766	834,002
		861,079
Pakistan — 0.0%
Mari Petroleum Co. Ltd.	1,820	18,384
Pakistan Oilfields Ltd.	2,639	6,351
Pakistan Petroleum Ltd.	18,200	10,960
		35,695
Philippines — 0.0%
Semirara Mining & Power Corp.	36,400	10,005

Poland — 0.4%
Grupa Lotos SA.	3,822	53,912
Polski Koncern Naftowy ORLEN SA	11,830	263,135
		317,047
Portugal — 0.3%
Galp Energia SGPS SA	19,747	245,094

Russia — 3.9%
LUKOIL PJSC	16,471	1,346,726
Novatek PJSC, GDR(e)	3,647	726,016
Rosneft Oil Co. PJSC	45,800	331,430
Surgutneftegas PJSC	282,100	139,916
Surgutneftegas PJSC, ADR	481	2,360
Tatneft PJSC	56,147	380,698
		2,927,146
Saudi Arabia — 1.2%
Rabigh Refining & Petrochemical Co.(a)	8,736	52,648
Saudi Arabian Oil Co.(c)	87,269	821,846
		874,494
South Africa — 0.1%
Exxaro Resources Ltd.	9,919	110,733

South Korea — 0.8%
SK Innovation Co. Ltd.(a)	2,002	474,862
S-Oil Corp.(a)	1,729	144,954
		619,816
Spain — 1.1%
Repsol SA	59,150	788,431

Sweden — 0.4%
Lundin Energy AB	7,917	271,640

Thailand — 0.7%
Bangchak Corp. PCL, NVDR	45,500	37,117
Banpu PCL, NVDR(b)	163,800	68,626
Esso Thailand PCL, NVDR(a)	45,500	12,289
IRPC PCL, NVDR	445,900	57,574
PTT Exploration & Production PCL, NVDR	54,631	206,903
Star Petroleum Refining PCL, NVDR(a)	72,800	22,698
Thai Oil PCL, NVDR(b)	45,500	85,774
		490,981
Turkey — 0.1%
Turkiye Petrol Rafinerileri AS(a)	4,914	55,848
Security	Shares	Value

United Arab Emirates — 0.0%
Dana Gas PJSC	142,623	$30,562

United Kingdom — 5.0%
BP PLC	807,443	3,517,428
Cairn Energy PLC	19,579	45,179
Diversified Energy Co. PLC	26,026	38,622
Energean PLC(a)	4,550	49,752
Harbour Energy PLC(a)	181,818	52,925
Serica Energy PLC	6,825	11,235
Tullow Oil PLC(a)	48,139	34,899
		3,750,040
United States — 45.9%
Antero Resources Corp.(a)	10,738	138,627
APA Corp.	14,924	310,419
Arch Resources Inc.(a)	637	36,354
Bonanza Creek Energy Inc.(a)	819	35,184
Brigham Minerals Inc., Class A	1,820	33,015
Cabot Oil & Gas Corp.	15,834	259,678
California Resources Corp.(a)	1,638	47,518
Callon Petroleum Co.(a)	1,820	70,015
Centennial Resource Development Inc./DE, Class A(a)	7,189	38,030
Chesapeake Energy Corp.	2,912	153,754
Chevron Corp.	76,440	7,933,708
Cimarex Energy Co.	4,095	277,436
CNX Resources Corp.(a)	8,736	118,984
Comstock Resources Inc.(a)	3,185	17,931
ConocoPhillips	53,690	2,992,681
Contango Oil & Gas Co.(a)	4,277	18,648
Continental Resources Inc./OK	2,912	94,844
CVR Energy Inc.	1,183	24,547
Delek U.S. Holdings Inc.	2,548	56,795
Denbury Inc.(a)	2,002	134,174
Devon Energy Corp.	25,389	674,332
Diamondback Energy Inc.	6,825	546,478
EOG Resources Inc.	23,114	1,856,979
EQT Corp.(a)	11,102	231,810
Extraction Oil & Gas Inc.(a)	637	31,289
Exxon Mobil Corp.	167,986	9,805,343
Hess Corp.	10,920	915,314
HollyFrontier Corp.	6,097	197,970
Kosmos Energy Ltd.(a)	16,289	51,799
Magnolia Oil & Gas Corp., Class A(a)	5,579	72,081
Marathon Oil Corp.	31,304	379,091
Marathon Petroleum Corp.	25,844	1,597,159
Matador Resources Co.	4,641	142,200
Murphy Oil Corp.	6,097	132,244
Northern Oil and Gas Inc.(a)	1,820	33,142
Oasis Petroleum Inc.	819	72,572
Occidental Petroleum Corp.	36,946	959,118
Ovintiv Inc.	10,374	276,260
Par Pacific Holdings Inc.(a)	1,547	21,534
PBF Energy Inc., Class A(a)	3,822	61,687
PDC Energy Inc.(a)	3,913	165,207
Pioneer Natural Resources Co.	8,190	1,246,436
Range Resources Corp.(a)	9,737	132,034
SM Energy Co.	4,277	85,112
Southwestern Energy Co.(a)	26,663	137,848
Talos Energy Inc.(a)	1,183	16,775
Tellurian Inc.(a)	10,556	46,024
Texas Pacific Land Corp.	247	358,921

Schedule of Investments (unaudited) (continued)	iShares® MSCI Global Energy Producers ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Valero Energy Corp.	16,198	$1,302,319
Viper Energy Partners LP	2,366	42,659
Whiting Petroleum Corp.(a)	1,547	70,837
		34,454,916
Total Common Stocks — 97.9%
(Cost: $72,254,571)		73,486,679

Preferred Stocks

Brazil — 1.3%
Petroleo Brasileiro SA, Preference Shares, NVS	188,643	972,588

Russia — 0.2%
Surgutneftegas PJSC, Preference Shares, NVS	263,900	167,780

Total Preferred Stocks — 1.5%
(Cost: $830,752)		1,140,368

Short-Term Investments

Money Market Funds — 0.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.06%(f)(g)(h)	172,411	172,514
Total Short-Term Investments — 0.2%
(Cost: $172,410)		172,514

Total Investments in Securities — 99.6%
(Cost: $73,257,733)		74,799,561

Other Assets, Less Liabilities — 0.4%		319,710

Net Assets — 100.0%		$75,119,271

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period-end.
(h)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/21	Shares Held at 05/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$459,354	$—	$(286,712	)(a)	$(138)	$10	$172,514	172,411	$3,929	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	10,000	—	(10,000	)(a)	—	—	—	—	34		—
					$(138)	$10	$172,514		$3,963		$—
(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(c)	As of period end, the entity is no longer held.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Global Energy Producers ETF
May 31, 2021

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
FTSE 100 Index	1	06/18/21	$100	$(44)
S&P Select Sector Energy E-Mini Index	7	06/18/21	379	1,247
				$1,203

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$42,506,505	$30,979,450	$724	$73,486,679
Preferred Stocks	972,588	167,780	—	1,140,368
Money Market Funds	172,514	—	—	172,514
	$43,651,607	$31,147,230	$724	$74,799,561
Derivative financial instruments(a)
Assets
Futures Contracts	$1,247	$—	$—	$1,247
Liabilities
Futures Contracts	(44)	—	—	(44)
	$1,203	$—	$—	$1,203

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
NVS	Non-Voting Shares
PJSC	Public Joint Stock Company

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